Income Taxes - Deferred Tax Assets and Liabilities (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	$ 192
Stock compensation	479	$ 341
Research credits	1,939	1,309
Net operating loss carryforwards	12,838	8,418
Total gross deferred tax assets	15,448	10,068
Less valuation allowance	(15,151)	(9,865)
Total deferred tax assets	297	203
Deferred tax liabilities:
Property and equipment	(297)	(203)
Total deferred tax liabilities	$ (297)	$ (203)